Retirement Benefit Plans - Summary of Retirement Benefit Plans (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Net change in operating assets and liabilities:
Total net assets	£ 973	£ 1,025
Unfunded pension and post-retirement medical benefits
Net change in operating assets and liabilities:
Surplus (deficit) in plan	(25)	(25)
Surplus | Funded defined benefit pension scheme
Net change in operating assets and liabilities:
Surplus (deficit) in plan	£ 998	£ 1,050